Convertible Notes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	May 31, 2020	Mar. 31, 2020
Series C [Member]
Debt Instrument [Line Items]
Debt outstanding converted instrument amount		$ 6,749
Debt instrument converted shares issued		11,404,246
Temporary equity original issuance price		$ 0.59
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument Principal amount			$ 5,602	$ 5,000
Debt instrument fixed interest rate percentage			4.00%	4.00%
Convertible Notes [Member] | Additional Convertible Notes Issued [Member]
Debt Instrument [Line Items]
Debt instrument Principal amount			$ 602
Convertible Notes [Member] | Series B redeemable convertible stock [Member]
Debt Instrument [Line Items]
Debt conversion convertible instrument percent			85.00%	85.00%
Debt instrument convertible price per share			$ 4.2926	$ 4.2926
Convertible Notes [Member] | Series C [Member]
Debt Instrument [Line Items]
Debt conversion convertible instrument percent	85.00%
Debt instrument convertible price per share	$ 0.5030
Debt outstanding converted instrument amount	$ 134
Debt instrument converted shares issued	11,404,246
Temporary equity original issuance price	$ 0.5918